Cover	Feb. 15, 2024
Cover [Abstract]
Entity Registrant Name	THE HEALING COMPANY INC.
Entity Central Index Key	0001441082
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 15, 2024
Entity File Number	333-152805
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-2862618
Entity Address Address Line 1	135 West 50th Street
Entity Address Address Line 2	2nd Floor
Entity Address City Or Town	New York
Entity Address Postal Zip Code	10020
City Area Code	866
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	241-0670